Investment Securities and Mortgage-Backed Securities	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Investment Securities and Mortgage-Backed Securities
Investment Securities and Mortgage-Backed Securities

The following table summarizes the amortized cost and fair value of securities available-for-sale and securities held-to-maturity at December 31, 2014 and 2013 and the corresponding amounts of gross unrealized gains and losses recognized in accumulated other comprehensive income (loss) and gross unrecognized gains and losses:

Available-for-sale portfolio:	2014
	Amortized Cost	Gross Unrealized		Fair Value
		Gains	Losses
Investment Securities
Debt securities:
U. S. Agencies	$27,255,149	$120,269	$(143,262)	$27,232,156
Corporate	35,344,495	259,468	(1,507,605)	34,096,358
Agency asset backed securities	8,733,705	91,907	(35,320)	8,790,292
State and municipal	33,004,462	1,214,388	(704)	34,218,146
Small Business Administration	6,835,447	134,726	(15)	6,970,158
	$111,173,258	$1,820,758	$(1,686,906)	$111,307,110
Mortgage-Backed Securities
Fannie Mae	$24,665,336	$306,847	$(39,124)	$24,933,059
Freddie Mac	25,659,015	206,982	(33,324)	25,832,673
Government National Mortgage Assoc.	12,624,269	198,132	(57,928)	12,764,473
Private placement mortgage obligation	1,425,900	51,074	—	1,476,974
	$64,374,520	$763,035	$(130,376)	$65,007,179
Total available-for-sale	$175,547,778	$2,583,793	$(1,817,282)	$176,314,289

Held-to-maturity portfolio:	2014
	Amortized Cost	Gross Unrecognized		Fair Value
		Gains	Losses
Investment Securities
Debt securities:
U. S. Agencies	$41,703,385	$2,273,643	$—	$43,977,028
State and municipal	27,505,658	1,504,292	(6,909)	29,003,041
Small Business Administration	9,301,416	239,217	—	9,540,633
	$78,510,459	$4,017,152	$(6,909)	$82,520,702
Mortgage-Backed Securities
Fannie Mae	$26,601,616	$533,663	$(271,198)	$26,864,081
Freddie Mac	15,192,461	256,538	(53,351)	15,395,648
Government National Mortgage Assoc.	9,109,845	100,595	(94,654)	9,115,786
	$50,903,922	$890,796	$(419,203)	$51,375,515
Total held-to-maturity	$129,414,381	$4,907,948	$(426,112)	$133,896,217

2.    Investment Securities and Mortgage-Backed Securities (Continued)

Available-for-sale portfolio:	2013
	Amortized Cost	Gross Unrealized		Fair Value
		Gains	Losses
Investment Securities
Debt securities:
U. S. Agencies	$19,283,612	$21,357	$(1,569,870)	$17,735,099
Corporate	31,135,377	99,082	(2,444,803)	28,789,656
Agency asset backed securities	5,501,177	13,005	(112,037)	5,402,145
Trust preferred securities	1,000,165	1,518,114	—	2,518,279
State and municipal	32,608,388	759,331	(59,993)	33,307,726
Small Business Administration	3,348,956	10,459	(488)	3,358,927
	$92,877,675	$2,421,348	$(4,187,191)	$91,111,832
Mortgage-Backed Securities
Fannie Mae	$19,795,397	$112,679	$(221,682)	$19,686,394
Freddie Mac	6,790,301	64,316	(13,370)	6,841,247
Government National Mortgage Assoc.	10,748,073	217,352	(88,902)	10,876,523
Collateralized mortgage obligations	1,119,431	61,710	(3,037)	1,178,104
Private placement mortgage obligation	1,416,308	—	(41,793)	1,374,515
	$39,869,510	$456,057	$(368,784)	$39,956,783
Total available-for-sale	$132,747,185	$2,877,405	$(4,555,975)	$131,068,615

Held-to-maturity portfolio:	2013
	Amortized Cost	Gross Unrecognized		Fair Value
		Gains	Losses
Investment Securities
Debt securities:
U. S. Agencies	$42,184,791	$12,142	$(760,916)	$41,436,017
State and municipal	25,584,346	548,828	(258,743)	25,874,431
Small Business Administration	10,131,352	1,328	(100,735)	10,031,945
	$77,900,489	$562,298	$(1,120,394)	$77,342,393
Mortgage-Backed Securities
Fannie Mae	$30,129,835	$205,021	$(828,253)	$29,506,603
Freddie Mac	17,728,608	59,654	(187,092)	17,601,170
Government National Mortgage Assoc.	11,178,328	62,288	(222,761)	11,017,855
	$59,036,771	$326,963	$(1,238,106)	$58,125,628
Total held-to-maturity	$136,937,260	$889,261	$(2,358,500)	$135,468,021

As of November 30, 2013, the Company transferred securities totaling $98.9 million with unrealized losses of $4.3 million from available-for-sale to the held-to-maturity portfolio. These securities were transferred to help mitigate interest rate risk on the most price sensitive securities. As a result, the securities are carried at the fair value at the time of transfer, which established a new amortized cost basis for book, and the difference between the par value of the securities and the fair value at the date of transfer will be accreted as an adjustment of yield.

The amortized cost and fair value of the investment securities portfolio are shown by contractual maturities.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Securities not due at a single maturity date are shown separately.

2.    Investment Securities and Mortgage-Backed Securities (Continued)

	Available-for-sale		Held-to-maturity
	December 31, 2014		December 31, 2014
	Amortized Cost	Fair Value	Amortized Cost	Fair Value

Within one year	$2,120,010	$2,134,652	$617,945	$620,099
After one year through five years	14,939,362	15,247,906	8,025,124	8,319,942
After five years through ten years	63,856,475	64,750,570	41,321,613	43,116,634
After ten years	30,257,411	29,173,982	28,545,777	30,464,027
Mortgage-backed securities	64,374,520	65,007,179	50,903,922	51,375,515
Total	$175,547,778	$176,314,289	$129,414,381	$133,896,217

 Sales of available-for-sale securities were as follows:

	2014	2013	2012
Proceeds	$17,593,180	$50,193,241	$38,519,694
Gross gains	$2,560,783	$1,616,349	$830,618
Gross losses	$(109,532)	$(1,132,103)	$(34,337)

The tax provision related to these net realized gains and losses was $948,389, $187,355 and $308,081 for 2014, 2013 and 2012 respectively.

Investment securities with a carrying value of $185,901,285 and $162,845,088 at December 31, 2014 and 2013, respectively, were pledged to collateralize borrowing arrangements, secure public deposits and for other purposes required or permitted by law.  At year-end 2014 and 2013, there were no holdings of securities of any one issuer, other than the U.S. Government, its agencies and government sponsored enterprises, in an amount greater than 10% of stockholders’ equity.

The following table summarizes securities with unrealized losses at December 31, 2014 and 2013 aggregated by major security type and length of time in a continuous unrealized loss position:

December 31, 2014	Less than 12 Months		More than 12 Months		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Description of Securities
Available-for-sale
U.S. Agencies	$999,103	$(897)	$6,857,635	$(142,365)	$7,856,738	$(143,262)
Corporate	9,236,681	(48,724)	10,552,356	(1,458,881)	19,789,037	(1,507,605)
Agency asset backed securities	3,789,356	(35,320)	—	—	3,789,356	(35,320)
State and municipal	563,220	(704)	—	—	563,220	(704)
Small Business Administration	—	—	3,785	(15)	3,785	(15)
Fannie Mae	5,393,334	(15,939)	2,002,160	(23,185)	7,395,494	(39,124)
Freddie Mac	5,566,824	(33,324)	—	—	5,566,824	(33,324)
Government National Mortgage Assoc.	2,084,061	(10,985)	3,028,113	(46,943)	5,112,174	(57,928)
Total securities available-for-sale	$27,632,579	$(145,893)	$22,444,049	$(1,671,389)	$50,076,628	$(1,817,282)
Held-to-maturity
State and municipal	$2,285,253	$(4,307)	$822,047	$(2,602)	$3,107,300	$(6,909)
Fannie Mae	2,361,200	(22,823)	9,458,829	(248,375)	11,820,029	(271,198)
Freddie Mac	733,668	(3,426)	2,237,760	(49,925)	2,971,428	(53,351)
Government National Mortgage Assoc.	3,630,733	(94,654)	—	—	3,630,733	(94,654)
Total securities held-to-maturity	$9,010,854	$(125,210)	$12,518,636	$(300,902)	$21,529,490	$(426,112)

2.    Investment Securities and Mortgage-Backed Securities (Continued)

December 31, 2013	Less than 12 Months		More than 12 Months		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Description of Securities
Available-for-sale
U.S. Agencies	$16,496,373	$(1,501,652)	$931,783	$(68,218)	$17,428,156	$(1,569,870)
Corporate	14,953,985	(707,302)	9,099,581	(1,737,501)	24,053,566	(2,444,803)
Agency asset backed securities	3,836,325	(112,037)	—	—	3,836,325	(112,037)
State and municipal	4,233,337	(59,993)	—	—	4,233,337	(59,993)
Small Business Administration	725,016	(483)	4,240	(5)	729,256	(488)
Fannie Mae	10,624,126	(221,682)	—	—	10,624,126	(221,682)
Freddie Mac	4,636,401	(13,370)	—	—	4,636,401	(13,370)
Government National Mortgage Assoc	1,912,580	(39,054)	2,234,665	(49,848)	4,147,245	(88,902)
Collateralized mortgage obligations	335,098	(3,037)	—	—	335,098	(3,037)
Private placement mortgage obligation	1,374,515	(41,793)	—	—	1,374,515	(41,793)
Total securities available-for-sale	$59,127,756	$(2,700,403)	$12,270,269	$(1,855,572)	$71,398,025	$(4,555,975)
Held-to-maturity
U.S. Agencies	$36,271,274	$(706,007)	$4,152,601	$(54,909)	$40,423,875	$(760,916)
State and municipal	16,894,948	(258,743)	—	—	16,894,948	(258,743)
Small Business Administration	9,738,267	(100,735)	—	—	9,738,267	(100,735)
Fannie Mae	23,040,590	(828,253)	—	—	23,040,590	(828,253)
Freddie Mac	15,533,790	(187,092)	—	—	15,533,790	(187,092)
Government National Mortgage Assoc	8,400,852	(222,761)	—	—	8,400,852	(222,761)
Total securities held to maturity	$109,879,721	$(2,303,591)	$4,152,601	$(54,909)	$114,032,322	$(2,358,500)

As of December 31, 2014, the Company’s security portfolio consisted of 382 securities, 63 of which were in an unrealized loss position. The majority of the unrealized losses are related to the Company’s agency, mortgage-backed securities, state and municipal and corporate securities as discussed below.

U.S. Agency and Agency Mortgage-Backed Securities

Fannie Mae, Freddie Mac, Ginnie Mae and the Small Business Administration guarantee the contractual cash flows of our agency and mortgage-backed securities. Fannie Mae and Freddie Mac are institutions which the government has affirmed its commitment to support.  Our Ginnie Mae mortgage-backed securities are backed by the full faith and credit of the U.S. Government.  All of the agency mortgage-backed securities are residential mortgage-backed securities. At December 31, 2014, of the 33 U.S. Government sponsored enterprise agency and mortgage-backed securities in an unrealized loss position, seventeen were in a continuous unrealized loss position for 12 months or more.  The unrealized losses at December 31, 2014 were primarily attributable to changes in interest rates and illiquidity, and not credit quality.  The Company does not have the intent to sell these agency and mortgage-backed securities and it is likely that it will not be required to sell the securities prior to their anticipated recovery. The Company does not consider these securities to be other-than-temporarily impaired at December 31, 2014.

Corporate Debt, Agency Asset Backed and Municipal Securities

At December 31, 2014, of the 30 corporate debt, agency asset backed and municipal securities in an unrealized loss position, eleven were in a continuous unrealized loss position of 12 months or more.  We have assessed these securities and determined that the decline in fair value was temporary. In making this determination, we considered the period of time the securities were in a loss position, the percentage decline in comparison with the securities’ amortized cost, the financial condition of the issuer, and the delinquency or default rates based on the applicable bond ratings.  In addition, we do not have the intent to sell these securities and it is likely that we will not be required to sell these securities prior to the recovery of their amortized cost basis, which may be at maturity.  Included in the eleven securities whose unrealized loss position exceeds 12 months was a $2.5 million Strats-Goldman Sachs Corporation obligation, maturing February 15, 2034, which is a variable rate note based on the 6 month LIBOR. The current rate on the security is 1.34%.  The unrealized loss was $1,004,076 and $1,116,136 at December 31, 2014 and

2.    Investment Securities and Mortgage-Backed Securities (Continued)

December 31, 2013, respectively.  In addition to the items noted above, we reviewed capital ratios, public filings of the issuer and related trust documents in the review of the unrealized loss.  The Strats-Goldman Sachs Corporation obligation was paying as agreed.  The other ten securities in a continuous unrealized loss position were finance sector corporate debt securities all rated above investment grade at December 31, 2014, with variable interest rates that have maturities ranging from 2022 to 2034.  The Company does not consider these securities to be other-than-temporarily impaired at December 31, 2014.

Trust Preferred Securities

The Company had $1.0 million invested in two trust preferred securities as of December 31, 2013 which had unrealized gains of $1.5 million. The two trust preferred securities which had a remaining principal balance of $906,000 were sold and a gain of $2,043,000 was recorded during the three months ended September 30, 2014. As of December 31, 2012, the Company had $5.6 million invested in nine trust preferred securities. Four of the trust preferred securities totaling $4.4 million were in an unrealized gain position of $1.6 million as of December 31, 2012. Five of the trust preferred securities totaling $1.2 million as of December 31, 2012 had been in a continuous loss position exceeding 12 months. The unrealized loss on these five securities was $1.5 million as of December 31, 2012. The Company had no investments in trust preferred securities as of December 31, 2014.

Payments received on these trust preferred securities totaling $147,000 and $1.9 million for the year ended December 31, 2014 and 2013, respectively, were applied to principal. The company realized $158,000, $439,000 and $229,000 of interest income on these securities for the year ended December 31, 2014, 2013 and 2012, respectively. The interest income realized was based on estimated cash flows that were considered as part of our OTTI analysis. As of September 2012, three of the securities were considered accruing. All of the trust preferred securities were pooled issuances. Prior to December 2013, the company had owned nine trust preferred securities of which seven were sold/liquidated during 2013 resulting in a net gain of $92,000 on the sales. Six of the securities sold were considered nonaccrual during 2013.

The table below presents a roll-forward of the credit losses recognized in earnings for the year ended December 31, 2014 and 2013:

	2014	2013

Beginning Balance	$5,347,512	$5,878,666
Additions for credit loss for which no previous other-than-temporary impairment was recognized	—	—
Reductions for previous credit losses realized on securities sold during the year	(2,043,787)	(92,400)
Reductions for previous credit losses due to an increase in cash flows expected to be collected	(158,068)	(438,754)
Ending Balance	$3,145,657	$5,347,512